Critical Accounting Estimates and Judgments (Details) - USD ($)		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Accounting Judgements And Estimates Text Block Abstract
Finished goods impairment	$ 218,506		$ 328,833
Impairment of inventories			430,932
Raw materials relating to colostrum
Remaining balance		$ 956,936	1,266,587
Other income		$ 257,500	$ 356,209